SHARE-BASED PAYMENTS - Options (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020 USD ($) $ / shares
SHARE-BASED PAYMENTS
Exercise price		$ 4.55
Options incentive Plan
SHARE-BASED PAYMENTS
Stock options granted under share option agreements | $		1,200,000
Exercise price		$ 4.55
Vesting period	3 years
Options that vest every 12 months (as a percent)	0.33%
Period of weighted average price ("VWAP") of the ordinary shares for cashless basis exercise	20 days